Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 13 – INCOME TAXES

United States

Muliang Viagoo is established in the State of Nevada in the United States and is subject to Nevada State and US Federal tax laws. Muliang Viagoo has approximately $102,000 of unused net operating losses (“NOLs”) available for carrying forward to future years for U.S. federal income tax reporting purposes. The benefit from the carry forward of such NOLs will begin expiring during the year ended December 31, 2034. Because United States tax laws limit the time during which NOL carry forwards may be applied against future taxable income, the Company may be unable to take full advantage of its NOLs for federal income tax purposes should the Company generate taxable income. Further, the benefit from utilization of NOL carry forwards could be subject to limitations due to material ownership changes that could occur in the Company as it continues to raise additional capital. Based on such limitations, the Company has significant NOLs for which realization of tax benefits is uncertain.

On December 22, 2017, the United States enacted the Tax Cuts and Jobs Act (the “Act”) resulting in significant modifications to existing law. The Company has considered the accounting impact of the effects of the Act during the year ended December 31, 2018 including a reduction in the corporate tax rate from 34% to 21% among other changes.

Hong Kong

Muliang HK is established in Hong Kong and its income is subject to a 16.5% profit tax rate for income sourced within the Special Administrative Region. For the six months ended June 30, 2021 and 2020, Muliang HK did not earn any income derived in Hong Kong, and therefore was not subject to Hong Kong Profits Tax.

Singapore

Viagoo is incorporated in Singapore where tax is levied on profits at rate of 17.0%. Singapore uses a territorial tax system. Post-tax profit distributions (i.e. dividends) to shareholders are tax-free. Singapore does not tax on capital gains.

China, PRC

Shanghai Mufeng and its subsidiaries Muliang Industry, Zongbao, Zongbao Cangzhou, Muliang Sales, Fukang, Agritech Development, Zhonglian, Heilongjiang and Yunnan Muliang are established in China and its income is subject to income tax rate of 25%.

The reconciliation of effective income tax rate as follows:

	For the Six Months Ended
	June 30,	June 30,
	2021	2020
US Statutory income tax rate	21%	21%
Valuation allowance	(21)%	(21)%
Total	-	-

Accounting for Uncertainty in Income Taxes

The tax authority of the PRC government conducts periodic and ad hoc tax filing reviews on business enterprises operating in the PRC after those enterprises complete their relevant tax filings. Therefore, the Company’s PRC entities’ tax filings results are subject to change. It is therefore uncertain as to whether the PRC tax authority may take different views about the Company’s PRC entities’ tax filings, which may lead to additional tax liabilities.

ASC 740 requires recognition and measurement of uncertain income tax positions using a “more-likely-than-not” approach. The management evaluated the Company’s tax positions and concluded that no provision for uncertainty in income taxes was necessary as of June 30, 2021 and December 31, 2020.

The provision for income taxes consists of the following:

	For the Six Months Ended June 30,
	2021	2020
Current	$-	$15,599
Deferred	-	-
Total	$-	$15,599

NOTE 13 – INCOME TAXES

United States

Muliang Viagoo is established in the State of Nevada in the United States and is subject to Nevada State and US Federal tax laws. Muliang Viagoo has approximately $102,000 of unused net operating losses (“NOLs”) available for carrying forward to future years for U.S. federal income tax reporting purposes. The benefit from the carry forward of such NOLs will begin expiring during the year ended December 31, 2034. Because United States tax laws limit the time during which NOL carry forwards may be applied against future taxable income, the Company may be unable to take full advantage of its NOLs for federal income tax purposes should the Company generate taxable income. Further, the benefit from utilization of NOL carry forwards could be subject to limitations due to material ownership changes that could occur in the Company as it continues to raise additional capital. Based on such limitations, the Company has significant NOLs for which realization of tax benefits is uncertain.

On December 22, 2017, the United States enacted the Tax Cuts and Jobs Act (the “Act”) resulting in significant modifications to existing law. The Company has considered the accounting impact of the effects of the Act during the year ended December 31, 2018 including a reduction in the corporate tax rate from 34% to 21% among other changes.

Hong Kong

Muliang HK is established in Hong Kong and its income is subject to a 16.5% profit tax rate for income sourced within the Special Administrative Region. For the years ended December 31, 2020 and 2019, Muliang HK did not earn any income derived in Hong Kong, and therefore was not subject to Hong Kong Profits Tax.

Singapore

Viagoo is incorporated in Singapore where tax is levied on profits at rate of 17.0%. Singapore uses a territorial tax system. Post-tax profit distributions (i.e. dividends) to shareholders are tax-free. Singapore does not tax on capital gains.

China, PRC

Shanghai Mufeng and its subsidiaries Muliang Industry, Zongbao, Zongbao Cangzhou, Muliang Sales, Fukang, Agritech Development, Zhonglian, Heilongjiang and Yunnan Muliang are established in China and its income is subject to income tax rate of 25%.

The reconciliation of effective income tax rate as follows:

	For the Years Ended
	December 31,	December 31,
	2020	2019
US Statutory income tax rate	21.00%	21.00%
PRC income tax adjustment	4.00%	4.00%
Valuation allowance	(73.38)%	0.00%
Effect of expenses not deductible for tax purpose	0.00%	0.00%
Effect of income tax exemptions and reliefs	0.00%	0.00%
Others	(19.14)%	(6.35%
Total	(67.53)%	18.65%

The provision for income taxes consists of the following:

	For the Years Ended December 31,
	2020	2019
Current	$34,253	$72,082
Deferred	(429,232)	433,374
Total	$(394,979)	$505,456

Accounting for Uncertainty in Income Taxes

The tax authority of the PRC government conducts periodic and ad hoc tax filing reviews on business enterprises operating in the PRC after those enterprises complete their relevant tax filings. Therefore, the Company’s PRC entities’ tax filings results are subject to change. It is therefore uncertain as to whether the PRC tax authority may take different views about the Company’s PRC entities’ tax filings, which may lead to additional tax liabilities.

ASC 740 requires recognition and measurement of uncertain income tax positions using a “more-likely-than-not” approach. The management evaluated the Company’s tax positions and concluded that no provision for uncertainty in income taxes was necessary as of December 31, 2020 and 2019.